UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             WASHINGTON D.C. 20549

                   FORM 13F

              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):  [] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Black River Asset Management LLC
Address: 12700 Whitewater Drive
         Minnetonka, MN 55343

13F File Number: 28-11266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas C. Wagner
Title:  Authorized Signatory
Phone:  952-984-3798


Signature, Place, and Date of Signing:

         Thomas C. Wagner Hopkins, Minnesota     May 15, 2013


Report Type (Check only one.):

[x]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $ 49,981
                                        (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

---------------------------------------------------------------------------------------------------------------------------
                               TITLE          CUSIP          VALUE    SHARES/  SH/ PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        NUMBER        (x1000)   PRN AMT  PRN CALL  DSCRETN MANAGERS   SOLE  SHRD NONE
---------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                 PAIRED CTF      143658300       8021     233853  SH        Sole              233853
---------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW              CL A SPL        20030N200      22957     579569  SH        Sole              579569
---------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC            COM SER C       530555309      12833     186982  SH        Sole              186982
---------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC              COM             92769L101       6170     126000  SH        Sole              126000
---------------------------------------------------------------------------------------------------------------------------